Business Acquisitions	12 Months Ended
Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Business Acquisitions [Abstract]
BUSINESS ACQUISITIONS

NOTE 15 - BUSINESS ACQUISITIONS

Skynet Asset Purchase Agreement

On December 31, 2021, our indirect, wholly owned subsidiary, Shift8 Networks, Inc., a Texas corporation (“Shift8”), executed and closed on an Asset Purchase Agreement (the “Purchase Agreement”) with Skynet Telecom LLC, a Texas limited liability company (“Seller” “Skynet”), and Paul Golibart and Jerry Ou, each an individual resident in the State of Texas (each, an “Owner” and collectively, the “Owners”).

Pursuant to the Purchase Agreement, Shift8 acquired the customer base, certain equipment, certain intellectual property, inventory, contract rights, software and other licenses and miscellaneous assets used in connection with the operation of Seller’s communications business, including but not limited to subscriber-based Interconnected Voice Over Internet Protocol communication services (“I-VoIP”), Unified Cloud Communications Services (“UCCS”), and IPPBX based systems of telephony (collectively, the “Purchased Assets”).

The aggregate purchase price for the Purchased Assets was $5,800,000, subject to adjustment as provided in the Purchase Agreement (the “Purchase Price”), after all adjustments, the net Purchase Price was $5,700,000. An amount of $4,100,000 in cash, subject to a Net Working Capital Adjustment as defined in the Purchase Agreement, was paid by Shift8 on the Closing Date. Included within the $4.1 million cash payment were amounts paid by Shift8 directly to creditors of the Seller as set forth in payoff letters. An additional $600,000 (the “Earn-out Amount”) was retained by Shift8 at the Closing and will be paid to Seller in accordance with the Purchase Agreement. An additional $100,000 (the “Holdback Amount”) was retained by Shift8 at the Closing and will be paid to Seller in accordance with the Purchase Agreement. Finally, $1,000,000 (the “Share Payment”) will be paid by Shift8 to Seller by issuance of restricted shares of the Company’s common stock to the Owners. On September 1, 2022, the Company and Sellers amended the Asset Purchase Agreement. In accordance with the amended agreement, the Share Payment will be made via the issuance of shares on the earlier of (i) the effective date of that certain Registration Statement on Form S-1 filed by the Company with the Securities and Exchange Commission on August 11, 2021 (in which case the stock will be valued at the price set forth in the prospectus that is a part of such Registration Statement, without underwriter discounts) and (ii) April 30, 2023 (in which case the stock will be valued at the average of the last transaction price on the OTCQB for each of the 10 trading days immediately preceding such issuance date). At closing, the Company recorded $1,000,000 as an acquisition payable.

In addition, the Company incurred approximately $276,000 in costs associated with the Skynet Asset acquisition. These included legal, regulatory and accounting costs which were expensed during the year ended July 31, 2022.

As part of the acquisitions of Skynet’s assets, the Company secured an office lease, with monthly base lease payment of $3,909 from July 1, 2021, through June 30, 2022, and a monthly base lease payment of $4,027 from July 1, 2022, through September 30, 2022. The lease expires in September 2022, and at the option of the Company, the lease can be extended for a period of five years, with a base rent at the prevailing market rate at the time of the renewal. In May 2022, the lease was modified; refer to Note 13 of the Consolidated Financial Statements.

Next Level Internet Equity Purchase Agreement

On February 4, 2022, the Company, T3 Communications, Inc., a controlled subsidiary of the Company (“T3”) and the two owners of NLI (the “Sellers”), entered into and closed on an Equity Purchase Agreement (the “Purchase Agreement”). Pursuant to the Purchase Agreement, T3 bought all of the equity interests in NLI from the Sellers. NLI is engaged in the business of providing cloud based Unified Communications as a Service, collaboration, contact center, managed connectivity and other voice and data services to small, medium, and large enterprises.

The aggregate purchase price was $13.042 million consisting of: (i) $8.9 million in cash which includes payoff of certain indebtedness held at closing by Next Level and certain transaction expenses; (ii) unsecured promissory notes in the aggregate principal amount of $2 million issued by T3 to the Sellers (the “Unsecured Notes”) with such notes payable in eight equal quarterly installments in the aggregate amount of $250,000 each starting on June 15, 2022 through and including March 16, 2024. With a base annual interest rate of 0% and a default annual interest rate of 18%. The amount owed is subject to change based on certain revenue milestones needing to be met by NLI; and (iii) unsecured convertible promissory notes (the “Convertible Notes”) in the aggregate principal amount of $2 million issued by T3 to the Sellers with such notes payable in eight equal quarterly installments in the aggregate amount of $250,000 each starting on July 31, 2022 through and including January 31, 2024 with a base annual interest rate of 0% and a default annual interest rate of 18%. The Sellers have a one-time right to convert all or a portion of the Convertible Notes commencing on the six-month anniversary of the notes being issued and ending 30 days after such six-month anniversary. If the Sellers elect to convert the notes, T3 is required to make an additional payment of $500,000. The Sellers’ right to convert the notes has expired as of the date of this report. The conversion price is the volume weighted average price per share for the ten (10) consecutive trading days immediately preceding the date on which a conversion notice is received by T3.

T3 paid $8.69 million in cash to the Sellers on the closing date of February 4, 2022.

In addition, 120 days after the closing of the transaction, T3 will pay the Sellers the amount by which net working capital deficit is better than $2.16 million or the Sellers will pay T3 the amount by which net working capital deficit is worse than $2.36 million. As of July 31, 2022, the Company and the sellers agreed that there’s no purchase price adjustment required.

In addition, the Company incurred approximately $845,000 in costs associated with the Next Level Internet Acquisition. These included legal, regulatory, and accounting, cost which were expensed during the year ended July 31, 2022.

As part of the acquisition of NLI, the Company secured an office lease, with a monthly base lease payment of $30,222. The lease expires on March 11, 2026. At the option of the Company, the lease can be extended for two additional five-year terms, with a base rent at the prevailing market rate at the time of the renewal.

The total purchase price for Skynet and Next Level Internet were $5,700,000 and $13,042,000, respectively. The acquisitions were accounted for under the purchase method of accounting, with Digerati identified as the acquirer. Under the purchase method of accounting, the aggregate amount of consideration assumed by Digerati was allocated to customer contracts acquired and other intangible assets based on their estimated fair values as of acquisition dates. Allocation of the purchase price is based on the final assessment by management.

The following table summarizes the breakdown of intangible assets acquired in connection with the acquisitions.

	Skynet	Next Level Internet	Total
		(in thousands)
Cash	$-	$171	$171
Accounts receivable, net	98	469	567
Current Assets	44	69	113
Intangible assets and Goodwill	5,744	19,079	24,823
Property and Equipment, net	16	2,549	2,565
Total other current assets	50	16	66
Total identifiable assets	$5,952	$22,353	$28,305
Less: Liabilities assumed	252	9,311	9,563
Total Purchase price, net	$5,700	$13,042	$18,742

The following table summarizes the cost of intangible assets related to the acquisition:

	Skynet	Next Level Internet	Total	Useful Life
		(in thousands)		(in Years)
Trade Names and Trademarks	$820	$2,050	$2,870	7 - 10
Customer Relationships	2,228	3,337	5,565	7 - 10
Non-Compete Agreement	170	470	640	2
Goodwill	2,526	13,222	15,748	-
Total intangible assets	$5,744	$19,079	$24,823

Proforma

The following are the unaudited proforma consolidated results of operations for both acquisitions for the years ended July 31, 2022, and 2021 as if the acquisitions occurred on August 1, 2020. The proforma results of operations are presented for informational purposes only and are not indicative of the results of operations that would have been achieved if the acquisitions had taken place on August 1, 2020, or of results that may occur in the future.

	(In thousands)
	For the Years ended July 31,
	2022		2021
	Reported	Proforma	Reported	Proforma
Revenue	$24,154	$33,028	$12,416	$28,747
Income (loss) from operations	(3,676)	(3,070)	(2,398)	(2,062)
Net income (loss)	$(8,032)	$(7,441)	$(16,703)	$(16,121)
Earnings (loss) per common share-Basic and Diluted	$(0.05)	$(0.05)	$(0.13)	$(0.12)